Annual Operating Expenses {- Balanced Portfolio} - 02.28 VIP Balanced Portfolio Initial, Service, Service 2 PRO-14 - Balanced Portfolio	Apr. 30, 2021
VIP Balanced Portfolio-Initial VIP
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.48%
VIP Balanced Portfolio-Service VIP
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.10%
Total annual operating expenses	0.58%
VIP Balanced Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.10%
Total annual operating expenses	0.73%